Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	The components of income tax expense (benefit) are as follows:
	2013	2012
Current taxes – federal	$—	$—
Deferred taxes – federal	—	—
Current taxes – state	—	—
	$—	$—

Schedule of Cash Flow, Supplemental Disclosures
The components of deferred taxes are as follows:

	2013	2012
Deferred tax assets	$4,502,770	$3,209,740
Deferred tax liability	(30,259)	(38,217)
Less valuation allowance	(4,472,511)	(3,171,524)
Net deferred tax asset	$—	$—

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liability at December 31, 2013, and 2012, are as follows:

	2013	2012
Deferred tax assets
Net operating loss carryforwards	$3,695,167	$2,532,211
Stock compensation expense	703,397	583,607
Accreted interest	98,845	92,677
Impairment of long lived assets	5,361	14,204
Deferred tax liability	—	—
Depreciation	(30,259)	(38,217)
Other	—	(12,958)
	$4,472,511	$3,171,524

Summary of Valuation Allowance
The net change in the valuation allowance during 2013 and 2012 was as follows:

	2013	2012
Balance at beginning of year	$3,171,524	$1,951,837
Balance at end of year	4,472,511	3,171,524
	$1,300,987	$1,219,687